RELATED-PARTY TRANSACTIONS - Non-executive director fees (Details) - ZAR (R)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Total	R 243,238,600	R 232,382,700	R 134,587,000
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	13,215,000
Committee fees	5,333,000
Expense allowance and other benefits	496,000
Total	19,044,000	16,290,000
Tim Cumming
Disclosure of transactions between related parties [line items]
Directors' fees	1,042,000
Committee fees	743,000
Expense allowance and other benefits	124,000
Total	1,909,000	1,795,000
Savannah Danson
Disclosure of transactions between related parties [line items]
Directors' fees	1,042,000
Committee fees	638,000
Total	1,680,000	1,609,000
Barry Davison
Disclosure of transactions between related parties [line items]
Total		666,000
Harry Kenyon-Slaney [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	1,199,000
Committee fees	775,000
Expense allowance and other benefits	140,000
Total	2,114,000	1,699,000
Rick Menell
Disclosure of transactions between related parties [line items]
Directors' fees	1,679,000
Committee fees	354,000
Expense allowance and other benefits	81,000
Total	2,114,000	1,831,000
Sello Moloko
Disclosure of transactions between related parties [line items]
Total		1,407,000
Nkosemntu Nika
Disclosure of transactions between related parties [line items]
Directors' fees	1,042,000
Committee fees	638,000
Expense allowance and other benefits	28,000
Total	1,708,000	1,609,000
Keith Rayner
Disclosure of transactions between related parties [line items]
Directors' fees	1,042,000
Committee fees	822,000
Total	1,864,000	1,881,000
Sue van der Merwe
Disclosure of transactions between related parties [line items]
Directors' fees	1,042,000
Committee fees	638,000
Expense allowance and other benefits	36,000
Total	1,716,000	1,609,000
Jerry Vilakazi
Disclosure of transactions between related parties [line items]
Directors' fees	1,042,000
Committee fees	380,000
Total	1,422,000	R 1,362,000
Vincent Maphai [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	255,000
Committee fees	72,000
Total	R 327,000